First Quarter Report 2008
Tri-Continental

Corporation
an investment you can live with

Tri-Continental Corporation

FIRST QUARTER REPORT 2008

May 19, 2008

To the Stockholders:

     The first quarter Stockholder report for Tri-Continental Corporation, covering the three months ended March 31, 2008, follows this letter. In this report you will find the Corporation’s investment results and portfolio of investments.

     For the three months ended March 31, 2008, the Corporation posted a total return of -11.7% based on net asset value, and -13.6% based on market price. During the same period, the S&P 500 Index returned -9.4%, the Lipper Closed-End Core Funds Average returned -10.9%, and the Lipper Large-Cap Core Funds Average returned -10.2%.

     On March 26, 2008, the Corporation paid its first quarter 2008 distribution of $0.633 per share to holders of Tri-Continental Common Stock. The second quarter 2008 distribution of $0.540 per Common share will be paid on June 19, 2008. Both distributions were 2.75% of quarter-end net asset value per share (December 31, 2007 and March 31, 2008, respectively).

     There are several distribution payment options available under the Distribution Policy, and we continue to recommend that Stockholders assess their income needs and consider investing a portion of their distributions in additional shares of Tri-Continental. The payment options are outlined on page 10 of this report. You may change your payment election by contacting your Financial Advisor or by calling Stockholder Services at 800-TRI-1092.

     Tri-Continental Stockholders re-elected four members of the Corporation’s Board of Directors at the Annual Meeting of Stockholders, held on May 15, 2008 in Baltimore, Maryland. Stockholders also ratified Deloitte & Touche LLP as auditors of the Corporation for 2008. Detailed proxy results will be included in the upcoming mid-year Stockholder report, dated June 30, 2008.

     Tri-Continental is now in its 79th year of operations, and we thank you for your continued support of the Corporation and for giving us the opportunity to serve your investment needs. We look forward to many more years doing so.

By order of the Board of Directors,

William C. Morris
Chairman
Brian T. Zino President

Tri-Continental Corporation

Investment Results Per Common Share

TOTAL RETURNS
For Periods Ended March 31, 2008

		Average Annual
	Three	One	Two	Three	Five	Ten
	Months*	Year	Years	Years	Years	Years
Market Price	(13.60)%	(12.86)%	(0.06)%	4.82%	10.38%	2.03%

Net Asset Value	(11.69)	(13.34)	(0.78)	3.05	9.56	1.29

Lipper Closed-End Core
Funds Average**	(10.93)	(9.75)	0.46	4.18	11.15	3.37

Lipper Large-Cap Core
Funds Average**	(10.22)	(5.54)	1.91	4.94	10.13	2.74

S&P 500 Index**	(9.44)	(5.07)	3.02	5.84	11.30	3.50

PRICE PER SHARE
	March 31, 2008	December 31, 2007
Market Price	$17.42	$20.90
Net Asset Value	19.62	23.03

DISTRIBUTIONS, CAPITAL GAIN AND YIELD INFORMATION
For Periods Ended March 31, 2008

	Capital Gain (Loss)
Distributions Paid‡	Realized	Unrealized Gain†	Unrealized Loss†	SEC 30-Day Yieldø
$0.633	$(1.13)	$0.67	$(4.29)	2.96%

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Corporation as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end.

J. & W. Seligman & Co. Incorporated, the investment manager of the Corporation, made certain payments to the Corporation in 2004. Absent such payments, the net asset value returns that include this period would have been lower. Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares. Distributions are expected to consist of net investment income and either one or both of net realized capital gains and return of capital. A return of capital distribution does not necessarily reflect the Corporation’s investment performance and should not be confused with “yield” or “income.” An investment in Tri-Continental is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

See footnotes on page 3.

Tri-Continental Corporation

Investment Results Per Common Share (continued)

*	Returns for periods of less than one year are not annualized.

**	The Lipper Closed-End Core Funds Average and the Lipper Large-Cap Core Funds Average (the “Lipper Averages”) and the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of fees, sales charges, and taxes, and the S&P 500 Index excludes the effect of expenses, fees, taxes, and sales charges. The Lipper Closed-End Core Funds Average measures the performance of closed-end funds that, by portfolio practice, typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Large-Cap Core Funds Average includes open-end funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Lipper Large-Cap Core Funds Average is provided for comparative purposes so that the Corporation’s performance can be measured against both closed-end and open-end funds with similar portfolio holdings as the Corporation. Lipper classifies the Corporation, based on its portfolio holdings, as a Closed-End Core Fund. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index or an average.

‡	Preferred Stockholders were paid dividends totaling $0.625 per share.

†	Represents the per share amount of gross unrealized gain or loss of portfolio securities as of March 31, 2008.

ø	Current yield, representing the annualized yield for the 30-day period ended March 31, 2008, has been computed in accordance with SEC regulations and will vary.

1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Corporation’s prospectus or statement of additional information.

Tri-Continental Corporation

Ten Largest Equity Holdings†
March 31, 2008

	Cost	Value
	(000s)	(000s)
Exxon Mobil Corporation	$51,398	$67,241
Gemstar-TV Guide International, Inc.	77,730	61,508
Rite Aid Corporation	87,844	52,395
Comverse Technology, Inc.	67,015	51,495
JPMorgan Chase & Co.	47,740	47,546
General Electric Company	43,752	44,490
AT&T Inc.	43,885	42,678
Philip Morris International Inc.	36,635	42,410
Microsoft Corporation	43,837	41,998
Marvell Technology Group Ltd.	57,008	38,304
	$556,844	$490,065

There can be no assurance that the securities presented have remained or will remain in the Corporation’s portfolio. Information regarding the Corporation’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

†    Excludes options purchased.

Largest Portfolio Changes
January 1 to March 31, 2008

Largest Purchases	Largest Sales
Merck & Co., Inc.*	Wal-Mart Stores, Inc.**
United Parcel Service Inc. (Class B)	Joy Global Inc.**
UST Inc.*	NII Holdings, Inc.
Nokia Corporation (ADR)*	Halliburton Company
Marvell Technology Group Ltd.	Starbucks Corporation**
AT&T Inc.	Activision, Inc.**
Wynn Resorts, Limited*	Wyeth
Microsoft Corporation	Maxim Integrated Products, Inc.**
Google Inc. (Class A)*	Coach, Inc.**
Wells Fargo & Company*	ConocoPhillips

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2008

	Shares	Value
COMMON STOCKS 94.1%

AEROSPACE AND
DEFENSE 2.9%
Boeing Company (The)	137,900	$10,255,623
General Dynamics Corporation	141,800	11,821,866
Honeywell International Inc.	382,700	21,591,934
United Technologies Corporation	237,200	16,324,104
		59,993,527

AIR FREIGHT AND
LOGISTICS 1.1%
United Parcel Service Inc.
(Class B)	310,900	22,701,918

AIRLINES 0.7%
AMR Corporation*	606,600	5,471,532
Delta Air Lines, Inc.*	466,329	4,010,429
Northwest Airlines Corporation*	479,800	4,313,402
		13,795,363

AUTO COMPONENTS 0.6%
Goodyear Tire & Rubber
Company (The)*	474,300	12,236,940

AUTOMOBILES 0.4%
General Motors Corporation	433,300	8,254,365

BIOTECHNOLOGY 1.9%
Amgen Inc.*	193,600	8,088,608
Cephalon, Inc.*	346,700	22,327,480
ImClone Systems Incorporated*	225,000	9,544,500
		39,960,588

CAPITAL MARKETS 3.0%
Bank of New York Mellon
Corporation (The)	241,600	10,081,968
Fortress Investment Group
LLC (Class A)	1,603,482	19,690,759
Goldman Sachs Group,
Inc. (The)	52,350	8,658,167
Lehman Brothers Holdings Inc.	192,500	7,245,700
Morgan Stanley	377,300	17,242,610
		62,919,204

CHEMICALS 0.4%
Monsanto Company	73,200	8,161,800
	Shares	Value
COMMERCIAL BANKS 2.1%
PNC Financial Services
Group, Inc. (The)	185,300	$12,150,121
Wachovia Corporation	508,363	13,725,801
Wells Fargo & Company	600,700	17,480,370
		43,356,292

COMMERCIAL SERVICES
AND SUPPLIES 0.6%
Waste Management Inc.	367,000	12,316,520

COMMUNICATIONS
EQUIPMENT 6.9%
Cisco Systems, Inc.*	1,107,180	26,671,966
Comverse Technology, Inc.*	3,321,214	51,495,423
Nokia Corporation (ADR)	604,000	19,225,320
QUALCOMM Inc.	640,300	26,252,300
Research in Motion Limited*	172,500	19,359,675
		143,004,684

COMPUTERS AND
PERIPHERALS 3.9%
Apple Inc.*	153,100	21,969,850
Hewlett-Packard Company	606,600	27,697,356
International Business Machines	174,800	20,126,472
Seagate Technology	488,858	10,236,687
		80,030,365

CONSTRUCTION AND
ENGINEERING 0.8%
Foster Wheeler Ltd.*	165,400	9,364,948
Quanta Services, Inc.*	289,600	6,710,032
		16,074,980

CONSUMER FINANCE 0.7%
American Express Company	351,200	15,354,464

CONTAINERS AND
PACKAGING 1.8%
Smurfit-Stone Container
Company*	4,777,704	36,788,321

DIVERSIFIED FINANCIAL
SERVICES 4.1%
Bank of America Corporation	919,140	34,844,597
CIT Group Inc.	248,800	2,948,280
JPMorgan Chase & Co.	1,107,000	47,545,650
		85,338,527

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2008

	Shares	Value
DIVERSIFIED
TELECOMMUNICATION
SERVICES 3.1%
AT&T Inc.	1,114,300	$42,677,690
Qwest Communications
International Inc.	1,996,996	9,046,392
Time Warner Telecom,
Inc. (Class A)*	813,500	12,601,115
		64,325,197

ELECTRIC UTILITIES 0.8%
Exelon Corporation	208,700	16,961,049

ENERGY EQUIPMENT
AND SERVICES 3.2%
Baker Hughes Incorporated	154,200	10,562,700
Halliburton Company	376,700	14,815,611
Noble Corporation	251,600	12,496,972
Schlumberger Limited	184,700	16,068,900
Transocean Inc.*	94,400	12,762,880
		66,707,063

FOOD AND STAPLES
RETAILING 3.3%
CVS Caremark Corporation	395,800	16,033,858
Rite Aid Corporation*	17,821,351	52,394,772
		68,428,630

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.7%
Baxter International Inc.	160,200	9,262,764
St. Jude Medical, Inc.*	334,400	14,442,736
Zimmer Holdings, Inc.*	161,800	12,597,748
		36,303,248

HEALTH CARE PROVIDERS
AND SERVICES 1.4%
Express Scripts, Inc.*	168,700	10,850,784
Health Net. Inc.*	84,975	2,617,230
Quest Diagnostics Inc.	233,500	10,570,545
UnitedHealth Group
Incorporated	119,980	4,122,513
		28,161,072

HOTELS, RESTAURANTS
AND LEISURE 0.8%
Wynn Resorts, Limited*	169,900	17,098,736
	Shares	Value
INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.5%
AES Corporation (The)*	669,600	$11,162,232

INDUSTRIAL
CONGLOMERATES 2.6%
3M Company	109,600	8,674,840
General Electric Company	1,202,100	44,489,721
		53,164,561

INSURANCE 3.6%
American International
Group, Inc.	483,300	20,902,725
Hartford Financial Services
Group, Inc.	283,100	21,450,487
MetLife, Inc.	314,600	18,957,796
Prudential Financial, Inc.	176,434	13,805,961
		75,116,969

INTERNET SOFTWARE
AND SERVICES 2.6%
Google Inc. (Class A)*	29,100	12,817,677
SAVVIS, Inc.*	1,309,970	21,313,212
Yahoo!, Inc.*	707,712	20,474,108
		54,604,997

LIFE SCIENCES TOOLS
AND SERVICES 0.7%
Applera Corporation	471,300	15,486,918

MACHINERY 0.9%
Caterpillar Inc.	155,300	12,158,437
Deere & Company	86,700	6,974,148
		19,132,585

MEDIA 3.8%
Comcast Corporation (Class A)	381,400	7,376,276
Gemstar-TV Guide
International, Inc.*	13,086,820	61,508,054
Time Warner Inc.	736,700	10,328,534
		79,212,864

METALS AND MINING 2.3%
Alcoa Inc.	529,613	19,097,845
Freeport-McMoRan Copper
& Gold, Inc. (Class B)	299,900	28,856,378
		47,954,223

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2008

	Shares	Value
MULTILINE RETAIL 2.2%
Kohl’s Corporation*	496,211	$21,282,490
Target Corporation	501,900	25,436,292
		46,718,782

OIL, GAS AND
CONSUMABLE FUELS 8.5%
Chevron Corporation	407,700	34,801,272
ConocoPhillips	337,100	25,690,391
El Paso Corporation	1,268,700	21,111,168
Exxon Mobil Corporation	795,000	67,241,100
Valero Energy Corporation	196,100	9,630,471
XTO Energy Inc.	276,125	17,081,092
		175,555,494

PHARMACEUTICALS 7.4%
Abbott Laboratories	356,100	19,638,915
Bristol-Myers Squibb Company	907,800	19,336,140
Forest Laboratories, Inc.*	234,900	9,398,349
Johnson & Johnson	215,400	13,972,998
Merck & Co., Inc.	470,800	17,866,860
Mylan Laboratories Inc.*	892,100	10,348,360
Pfizer Inc.	1,145,138	23,967,738
Schering-Plough Corporation	503,300	7,252,553
Sepracor Inc.*	259,900	5,073,248
Wyeth	640,434	26,744,524
		153,599,685

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 3.5%
Intel Corporation	971,800	20,582,724
Marvell Technology
Group Ltd.*	3,520,581	38,303,921
NVIDIA Corporation*	428,000	8,470,120
QIMONDA AG (ADR)*	1,042,521	4,493,266
		71,850,031

SOFTWARE 3.4%
Adobe Systems Incorporated*	42,965	1,529,124
BMC Software Inc.*	280,200	9,112,104
Microsoft Corporation	1,479,856	41,998,313
Oracle Corporation*	900,100	17,605,956
		70,245,497
	Shares or Shares
	Subject to Call	Value
SPECIALTY RETAIL 1.7%
Home Depot, Inc. (The)	308,200	$8,620,354
OfficeMax Incorporated	1,344,192	25,727,835
		34,348,189

THRIFTS AND
MORTGAGE
FINANCE 0.0%
Countrywide Financial
Corporation	1	6

TOBACCO 3.8%
Altria Group, Inc.	838,480	18,614,256
Philip Morris International
Inc.*	838,480	42,410,318
UST Inc.	338,600	18,460,472
		79,485,046

WIRELESS
TELECOMMUNICATION
SERVICES 0.4%
NII Holdings, Inc.*	264,700	8,412,166
TOTAL COMMON STOCKS		1,954,323,098

OPTIONS PURCHASED* 0.9%

BIOTECHNOLOGY 0.0%
Amgen Inc., Call expiring
January 2009 at $60	394,300	264,181

CAPITAL MARKETS 0.0%
Lehman Brothers Holdings
Inc., Call expiring
January 2009 at $80	387,300	213,015

COMMUNICATIONS
EQUIPMENT 0.2%
JDS Uniphase Corporation, Call
expiring January 2009 at $15	994,900	1,492,350
Motorola, Inc., Call expiring
January 2009 at $20	1,096,200	109,620
QUALCOMM Inc., Call
expiring January 2009 at $40	313,200	1,847,880
		3,449,850

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2008

	Shares
	Subject to Call	Value
DIVERSIFIED FINANCIAL
SERVICES 0.0%
CIT Group Inc., Call expiring
January 2009 at $35	303,600	$151,800
Citigroup Inc., Call expiring
January 2009 at $30	323,900	411,353
		563,153

FOOD AND STAPLES
RETAILING 0.0%
Rite Aid Corporation, Call
expiring January 2009 at $5	3,495,200	1,223,320

HOTELS, RESTAURANTS
AND LEISURE 0.0%
Starbucks Corporation, Call
expiring January 2009 at $30	583,400	116,680

INDEX DERIVATIVES 0.2%
Financial Select Sector SPDR,
Call expiring January 2009
at $30	714,300	964,305
Powershares, Call expiring
December 2008 at $48	646,500	1,593,621
SPDR Trust, Call expiring
December 2008 at $140	161,600	1,163,520
		3,721,446

INTERNET SOFTWARE
AND SERVICES 0.3%
Yahoo!, Inc., Call expiring
January 2009 at $25	728,200	4,369,200
Yahoo!, Inc., Call expiring
January 2009 at $30	556,300	1,418,565
		5,787,765

PHARMACEUTICALS 0.1%
Bristol-Myers Squibb Company,
Call expiring January 2009
at $25	454,000	426,760
Wyeth, Call expiring July 2008
at $42.50	413,100	1,321,920
		1,748,680
	Shares Subject to
	Call, Partnership
	Interest or
	Principal Amount		Value
SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.1%
Marvell Technology
Group, Ltd., Call expiring
January 2009 at $15	996,400	shs.	$846,940
Marvell Technology
Group, Ltd., Call expiring
January 2009 at $20	908,200		227,050
Micron Technology Inc.,
Call expiring
January 2009 at $15	2,142,400		321,360
			1,395,350
TOTAL OPTIONS PURCHASED			18,483,440

LIMITED
PARTNERSHIP† 0.1%
WCAS Capital
Partners II, L.P.	$4,292,803		2,572,454

SHORT-TERM
HOLDINGS 6.3%

EQUITY-LINKED NOTES†† 3.5%
Deutsche Bank:
39%, 9/5/08 (a)	14,844,000		12,797,012
Goldman Sachs Group:
35.5%, 4/21/08 (b)	19,446,000		8,248,021
34.6%, 10/2/08 (c)	14,844,000		14,461,619
Lehman Brothers:
53.51%, 9/14/08 (d)	14,844,000		11,231,267
39.5%, 10/2/08 (e)	14,844,000		14,406,102
Morgan Stanley:
43.3%, 5/15/08 (f)	18,564,000		10,464,713
TOTAL EQUITY LINKED
NOTES			71,608,734

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2008

	Principal Amount	Value
TIME DEPOSIT 2.8%
Bank of Montreal,
2.25%, 4/1/2008	$58,973,000	$58,973,000
TOTAL SHORT-TERM
HOLDINGS		130,581,734

TOTAL
INVESTMENTS 101.4%		2,105,960,726

OTHER ASSETS LESS
LIABILITIES (1.4)%		(29,144,178)

NET INVESTMENT
ASSETS 100.0%		$2,076,816,548

At March 31, 2008, the cost of investments for federal income tax purposes was $2,499,949,837. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $70,031,216 and $464,020,327, respectively.

*	Non-income producing security.

†	At March 31, 2008, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2008, was as follows:

Investment	Acquisition Dates	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$2,572,454

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

	(a)	Oracle Corporation, Schering-Plough Corporation and Target Corporation

	(b)	Comverse Technology, Inc., Northwest Airlines Corporation and Qwest Communications International Inc.

	(c)	Adobe Systems Incorporated, UnitedHealth Group Incorporated and Wyeth

	(d)	Delta Air Lines, Inc., Intel Corporation and Mylan Inc.

	(e)	Health Net, Inc., Kohl’s Corporation and Prudential Financial, Inc.

	(f)	NII Holdings, Inc., Office Depot, Inc. and Qwest Communications International Inc.

ADR — American Depositary Receipts.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement — On January 1, 2008, the Corporation adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Corporation’s investments. These inputs are summarized in three broad levels: Level 1 –quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Corporation’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Corporation’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs			Value
Level 1	—	Quoted Prices	$1,972,806,538
Level 2	—	Other Significant Observable Inputs	130,581,734
Level 3	—	Significant Unobservable Inputs	2,572,454
		Total	$2,105,960,726

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2007	$1,784,956
Net change in unrealized depreciation	787,498
Balance as of March 31, 2008	$2,572,454
Net change in unrealized depreciation from
investments still held as of March 31, 2008	$787,498

Risk — To the extent that the Corporation invests a substantial percentage of its assets in an industry, the Corporation’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Corporation’s performance may be negatively affected.

Tri-Continental Corporation

Stockholder Services

     Tri-Continental provides a number of services to make maintaining an investment in its Common Stock more convenient. Please consult Tri-Continental’s prospectus for the terms and conditions of these services.

Distribution Policy. Holders of Tri-Continental Common Stock will receive quarterly distributions equal to a minimum of 2.75% of the net asset value of Tri-Continental’s Common Stock on the last business day of the preceding calendar quarter (approximately 11% annually). The payment options for receiving distributions are:

  100% of distribution to be invested in additional shares of Tri-Continental
  75% of distribution to be invested in additional shares, 25% of distribution to be paid in cash
  50% of distribution to be invested in additional shares, 50% of distribution to be paid in cash
  100% of distribution to be paid in cash

     You can change your payment election at any time by contacting your financial advisor or Stockholder Services at 800-TRI-1092.

Automatic Dividend Investment and Cash Purchase Plan. Subject to the terms and conditions set forth in the prospectus, Stockholders may automatically purchase additional shares with distribution payments. There is no charge for this service. Stockholders may also, subject to the terms and conditions of the prospectus, purchase additional shares directly from the Corporation. There is a service fee of a maximum of $2.00 for each cash purchase transaction.

Automatic Cash Withdrawal Plan. Stockholders who hold Common Stock with a market value of $5,000 or more may elect to receive a fixed amount from their investment at regular intervals by selling their shares to the Corporation.

Traditional Individual Retirement Account (IRA). Stockholders who have earned income and are under age 70½ may contribute up to $5,000 per year to a Traditional IRA for 2008. A working or non-working spouse may also contribute up to $5,000 to a separate Traditional IRA for 2008. Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to a Traditional IRA of up to $1,000. Contributions to a Traditional IRA may be deductible or non-deductible. If you are single and not covered by an employer’s retirement plan, your contribution will always be deductible. For individuals who are covered by a plan, contributions will be fully deductible if your modified adjusted gross income (MAGI) in 2008 is less than $53,000. For spouses who are both covered by a plan, contributions will be fully deductible if your MAGI is less than $85,000. If one spouse does not work or is not covered by a retirement plan, that spouse’s contribution will be fully deductible provided your household MAGI does not exceed $159,000. If your contribution is not deductible, you may still take advantage of the tax-deferred accumulation of earnings in your Traditional IRA.

Rollover IRA. You may be eligible to roll over a distribution of assets received from another IRA, a qualified employee benefit plan, or tax-deferred annuity into a Rollover IRA with Tri-Continental. To avoid a tax penalty, the transfer to a Rollover IRA must occur within 60 days of receipt of the qualifying distribution. If you do not make a direct transfer of a distribution from a qualified employee benefit plan or a tax-deferred annuity to a Rollover IRA, the payor of the distribution must withhold 20% of the distribution.

Tri-Continental Corporation

Stockholder Services (continued)

Roth IRA. You (and a working or non-working spouse) may (each) make an after-tax contribution of up to $5,000 per year to a Roth IRA provided you have earned income and meet the eligibility requirements. Your MAGI must be less than $101,000 for individuals or $159,000 for married couples to be eligible to make a full contribution to a Roth IRA. You are eligible to make a partial Roth IRA contribution if your MAGI is below $116,000 for individuals or $169,000 for married couples. Total combined contributions to a Roth IRA and a Traditional IRA cannot exceed $5,000 in any year. Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to either a Roth IRA or Traditional IRA of up to $1,000. Earnings grow tax-free and will be distributed to you tax-free and penalty-free provided that you hold your account for at least five years and you take the distribution either after age 59½, for disability, upon death, or to make a first-time home purchase (up to $10,000). Unlike a Traditional IRA, you may contribute to a Roth IRA even if you are over age 70½ (if you have earned income), and you are not required to take minimum distributions at age 70½. You may convert an existing Traditional IRA to a Roth IRA to take advantage of tax-free distributions. You must pay taxes on any earnings and deductible contributions in your Traditional IRA when converting it to a Roth IRA. Talk to your financial advisor for more details on converting your Traditional IRA.

Retirement Planning — Qualified Plans. Unincorporated businesses and the self-employed may take advantage of the same benefits in their retirement plans that are available to corporations. Contribution levels can go as high as 100% of earned income (reduced by plan contributions), to a maximum of $46,000 per participant. For retirement plan purposes, no more than $230,000 may be taken into account as earned income under the plan in 2008. Social Security integration and employee vesting schedules are also available as options in the Tri-Continental prototype retirement plans. Although you already may be participating in an employer’s retirement plan, you may be eligible to establish another plan based upon income from other sources, such as director’s fees.

Retirement Plan Services provides information about our prototype retirement plans. The toll-free telephone number is (800) 445-1777 in the US and (212) 682-7600 outside the US.

Tri-Continental Corporation

Board of Directors

Maureen Fonseca (2,3)
Head of School, The Masters School
Trustee, New York State Association of Independent
  Schools and Greens Farms Academy
Commissioner, Middle States Association

John R. Galvin (1,3)
Dean Emeritus, Fletcher School of Law
  and Diplomacy at Tufts University
Chairman Emeritus, American Council
  on Germany

John F. Maher (1,3)
Retired President and Chief Executive Officer,
  and Former Director,
  Great Western Financial Corporation and its
  principal subsidiary, Great Western Bank

Frank A. McPherson (2,3)
Retired Chairman of the Board and Chief Executive
  Officer, Kerr-McGee Corporation
Director, DCP Midstream GP, LLP, Integris
  Health, Oklahoma Medical Research Foundation,
  Oklahoma Foundation for Excellence in Education,
  National Cowboy and Western Heritage Museum, and
  Oklahoma City Museum of Art

Betsy S. Michel (2,3)
Attorney
Trustee, The Geraldine R. Dodge Foundation and
  Drew University
William C. Morris
Chairman and Director, J. & W. Seligman & Co.
  Incorporated, Carbo Ceramics Inc., Seligman
  Advisors, Inc., and Seligman Services, Inc.
Director, Seligman Data Corp.
President and Chief Executive Officer,
  The Metropolitan Opera Association

Leroy C. Richie (1,3)
Counsel, Lewis & Munday, P.C.
Director, Vibration Control Technologies, LLC
  and OGE Energy Corp.
Lead Outside Director, Digital Ally Inc. and
  Infinity, Inc.
Director and Chairman, Highland Park Michigan
  Economic Development Corp.
Chairman, Detroit Public Schools Foundation

Robert L. Shafer (2,3)
Ambassador and Permanent Observer of the Sovereign
  Military Order of Malta to the United Nations

James N. Whitson (1,3)
Retired Executive Vice President and Chief Operating
  Officer, Sammons Enterprises, Inc.
Director, CommScope, Inc.

Brian T. Zino
Director and President,
  J. & W. Seligman & Co. Incorporated
Director, Seligman Advisors, Inc. and
  Seligman Services, Inc.
Chairman, Seligman Data Corp.
Member of the Board of Governors,
  Investment Company Institute

Member:	(1) Audit Committee
(2) Director Nominating Committee
(3) Board Operations Committee

Tri-Continental Corporation

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

John B. Cunningham
Vice President

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer

Charles W. Kadlec
Vice President
Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Erik J. Voss
Vice President

Frank J. Nasta
Secretary

Marco F. Acosta
Assistant Vice President

Tri-Continental Corporation

Additional Fund Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries to:
P.O. Box 9759
Providence, RI 02940-9759

Important Telephone Numbers

(800) TRI-1092	Stockholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

This report is intended only for the information of Stockholders who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about investment objectives, risks, management fees and other costs. The prospectus should be read carefully before investing and may be obtained by calling Stockholder Services at 800-TRI-1092.

END OF FIRST QUARTER REPORT